Credit Risk (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of credit risk exposure [abstract]
Disclosure of provision matrix
The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, impairment charge and coverage ratio by stage allocation and business segment as at 30 June 2022. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure, impairment allowance and coverage ratio by stage allocation as at 30 June 2022.
Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as expected credit loss (ECL) is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 30.06.22	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,110	23,805	3,012	186,927	218	780	753	1,751	185,176
Barclays International	32,053	3,251	1,674	36,978	679	821	826	2,326	34,652
Head Office	3,852	215	688	4,755	2	16	346	364	4,391
Total Barclays Group retail	196,015	27,271	5,374	228,660	899	1,617	1,925	4,441	224,219
Barclays UK	35,915	2,267	862	39,044	131	49	117	297	38,747
Barclays International	120,470	11,916	1,022	133,408	254	198	287	739	132,669
Head Office	186	1	23	210	—	—	21	21	189
Total Barclays Group wholesale[1]	156,571	14,184	1,907	172,662	385	247	425	1,057	171,605
Total loans and advances at amortised cost	352,586	41,455	7,281	401,322	1,284	1,864	2,350	5,498	395,824
Off-balance sheet loan commitments and financial guarantee contracts[2]	373,544	24,429	1,146	399,119	275	233	17	525	398,594
Total[3]	726,130	65,884	8,427	800,441	1,559	2,097	2,367	6,023	794,418

	As at 30.06.22				Half year ended 30.06.22
	Coverage ratio				Loan impairment charge/(release) and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge/(release)		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.1	3.3	25.0	0.9		14		2
Barclays International	2.1	25.3	49.3	6.3		253		138
Head Office	0.1	7.4	50.3	7.7		(18)		—
Total Barclays Group retail	0.5	5.9	35.8	1.9		249		22
Barclays UK	0.4	2.2	13.6	0.8		36		19
Barclays International	0.2	1.7	28.1	0.6		75		11
Head Office	—	—	91.3	10.0		—		—
Total Barclays Group wholesale[1]	0.2	1.7	22.3	0.6		111		13
Total loans and advances at amortised cost	0.4	4.5	32.3	1.4		360		18
Off-balance sheet loan commitments and financial guarantee contracts[2]	0.1	1.0	1.5	0.1		(42)
Other financial assets subject to impairment[3]						23
Total[4]	0.2	3.2	28.1	0.8		341
1Includes Wealth UK and Private Banking exposures measured on an individual customer exposure basis, and excludes Business Banking exposures, including lending under the government backed Bounce Back Loan Scheme (BBLS) of £8.1bn that are managed on a collective basis and reported within BUK Retail. The net impact is a difference in total exposure of £4.3bn of balances reported as wholesale loans on page 33 in the Loans and advances at amortised cost by product disclosure.
2Excludes loan commitments and financial guarantees of £21.1bn carried at fair value.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £197.3bn and impairment allowance of £149m. This comprises £11m ECL on £195.0bn Stage 1 assets, £2m on £2.1bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement balances and £136m on £143m Stage 3 other assets.
4The loan loss rate is 17bps after applying the total impairment charge of £341m.

	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31.12.21	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	160,695	22,779	2,915	186,389	261	949	728	1,938	184,451
Barclays International	25,981	2,691	1,566	30,238	603	795	858	2,256	27,982
Head Office	3,735	429	705	4,869	2	36	347	385	4,484
Total Barclays Group retail	190,411	25,899	5,186	221,496	866	1,780	1,933	4,579	216,917
Barclays UK	35,571	1,917	969	38,457	153	43	111	307	38,150
Barclays International	92,341	13,275	1,059	106,675	187	192	458	837	105,838
Head Office	542	2	21	565	—	—	19	19	546
Total Barclays Group wholesale[1]	128,454	15,194	2,049	145,697	340	235	588	1,163	144,534
Total loans and advances at amortised cost	318,865	41,093	7,235	367,193	1,206	2,015	2,521	5,742	361,451
Off-balance sheet loan commitments and financial guarantee contracts[2]	312,142	34,815	1,298	348,255	217	302	23	542	347,713
Total[3]	631,007	75,908	8,533	715,448	1,423	2,317	2,544	6,284	709,164

	As at 31.12.21				Half year ended 31.12.21
	Coverage ratio				Loan impairment charge/(release) and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge/(release)		Loan loss rate
	%	%	%	%	£m		bps
Barclays UK	0.2	4.2	25.0	1.0		(227)		—
Barclays International	2.3	29.5	54.8	7.5		181		60
Head Office	0.1	8.4	49.2	7.9		—		—
Total Barclays Group retail	0.5	6.9	37.3	2.1		(46)		—
Barclays UK	0.4	2.2	11.5	0.8		122		32
Barclays International	0.2	1.4	43.2	0.8		(197)		—
Head Office	—	—	90.5	3.4		—		—
Total Barclays Group wholesale[1]	0.3	1.5	28.7	0.8		(75)		—
Total loans and advances at amortised cost	0.4	4.9	34.8	1.6		(121)		—
Off-balance sheet loan commitments and financial guarantee contracts[2]	0.1	0.9	1.8	0.2		(514)
Other financial assets subject to impairment[3]						(18)
Total	0.2	3.1	29.8	0.9		(653)

1Includes Wealth and Private Banking exposures measured on an individual basis, and excludes Business Banking exposures, including BBLS of £9.4bn that are managed on a collective basis and reported within Barclays UK Retail. The net impact is a difference in total exposure of £6.0bn of balances reported as wholesale loans on page 33 in the Loans and advances at amortised cost by product disclosure.
2Excludes loan commitments and financial guarantees of £18.8bn carried at fair value.
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £155.2bn and impairment allowance of £114m. This comprises £6m ECL on £154.9bn Stage 1 assets, £1m on £157.0bn Stage 2 fair value through other comprehensive income assets, other assets and cash collateral and settlement balances and £107m on £110m Stage 3 other assets.

Disclosure of credit risk
The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the methodology used to determine credit impairment provisions is included in the Barclays PLC Annual Report 2021. Transfers between stages in the table have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.
Loans and advances at amortised cost

	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2022	148,058	19	19,500	59	2,122	397	169,680	475
Transfers from Stage 1 to Stage 2	(5,725)	(1)	5,725	1	—	—	—	—
Transfers from Stage 2 to Stage 1	5,131	18	(5,131)	(18)	—	—	—	—
Transfers to Stage 3	(197)	—	(234)	(5)	431	5	—	—
Transfers from Stage 3	19	1	133	3	(152)	(4)	—	—
Business activity in the period[1]	14,723	4	339	1	1	—	15,063	5
Refinements to models used for calculation	—	—	—	—	—	—	—	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,151)	(22)	(506)	2	(69)	16	(4,726)	(4)
Final repayments	(6,975)	—	(1,092)	(2)	(210)	(3)	(8,277)	(5)
Disposals	—	—	—	—	—	—	—	—
Write-offs[2]	—	—	—	—	(13)	(13)	(13)	(13)
As at 30 June 2022[3]	150,883	19	18,734	41	2,110	398	171,727	458

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	37,840	824	5,650	1,701	2,332	1,504	45,822	4,029
Transfers from Stage 1 to Stage 2	(2,572)	(67)	2,572	67	—	—	—	—
Transfers from Stage 2 to Stage 1	1,689	422	(1,689)	(422)	—	—	—	—
Transfers to Stage 3	(444)	(11)	(516)	(222)	960	233	—	—
Transfers from Stage 3	30	13	49	9	(79)	(22)	—	—
Business activity in the period[1]	8,231	354	294	32	20	5	8,545	391
Refinements to models used for calculation[4]	—	43	—	187	—	96	—	326
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[5]	1,678	(691)	413	240	94	285	2,185	(166)
Final repayments	(2,673)	(23)	(251)	(27)	(140)	(29)	(3,064)	(79)
Disposals[6]	(151)	(4)	(28)	(10)	(122)	(69)	(301)	(83)
Write-offs[2]	—	—	—	—	(555)	(555)	(555)	(555)
As at 30 June 2022[3]	43,628	860	6,494	1,555	2,510	1,448	52,632	3,863
1Business activity in the period does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'. Business activity reported within Credit cards, unsecured loans and other retail lending portfolio includes GAP portfolio acquisition in US cards of £2.7bn.
2In H122, gross write-offs amounted to £768m (H121: £1,001m) and post write-off recoveries amounted to £36m (H121: £31m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £732m (H121: £970m).
3Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £197.3bn (December 21: £155.2bn) and an impairment allowance of £149m (December 21: £114m). This comprises £11m ECL (December 21: £6m) on £195.0bn stage 1 assets (December 21: £154.9bn), £2m (December 21: £1m) on £2.1bn stage 2 fair value through other comprehensive income assets, other assets and cash collateral and settlement balances (December 21: £0.2bn) and £136m (FY21: £107m) on £143m stage 3 other assets (December 21: £110m).
4Refinements to models used for calculation reported within Credit cards, unsecured loans and other retail lending portfolio include a £0.3bn movement in US cards. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.
5Transfers and risk parameter changes include a £0.2bn (December 21: £0.3bn) net release in ECL arising from a reclassification of £1.4bn (December 21: £1.9bn) gross loans and advances from Stage 2 to Stage 1 in Credit cards, unsecured loans and other retail lending portfolio. The reclassification followed a review of back-testing of results which indicated that accuracy of origination probability of default characteristics required management adjustments to correct. The re-classification was first established in Q220.
6The £0.3bn disposals reported within Credit cards, unsecured loans and other retail lending portfolio includes £0.2bn sale of NFL portfolio within US cards and £0.1bn of debt sales undertaken during the year.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Wholesale loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2022	132,967	363	15,943	255	2,781	620	151,691	1,238
Transfers from Stage 1 to Stage 2	(5,129)	(29)	5,129	29	—	—	—	—
Transfers from Stage 2 to Stage 1	5,544	41	(5,544)	(41)	—	—	—	—
Transfers to Stage 3	(676)	(3)	(405)	(6)	1,081	9	—	—
Transfers from Stage 3	114	9	200	17	(314)	(26)	—	—
Business activity in the period[1]	28,927	40	1,670	14	108	14	30,705	68
Refinements to models used for calculation[2]	—	(66)	—	(42)	—	(374)	—	(482)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes[3]	12,529	79	1,048	70	(634)	555	12,943	704
Final repayments	(16,201)	(29)	(1,783)	(28)	(115)	(48)	(18,099)	(105)
Disposals[4]	—	—	(31)	—	(46)	(46)	(77)	(46)
Write-offs[5]	—	—	—	—	(200)	(200)	(200)	(200)
As at 30 June 2022[6]	158,075	405	16,227	268	2,661	504	176,963	1,177

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								(4)
Credit cards, unsecured loans and other retail lending								472
Wholesale loans								185
ECL movement excluding assets derecognised due to disposals and write-offs								653
Recoveries and reimbursements[7]								(47)
Exchange and other adjustments[8]								(246)
Impairment release on loan commitments and other financial guarantees								(42)
Impairment charge on other financial assets[6]								23
Income statement charge for the period								341

1Business activity in the period does not include additional drawdowns on the existing facility which are reported under 'Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes'.
2Refinements to models used for calculation reported within Wholesale loans relates to a £0.5bn movement in Business Banking. This relates to an update in the underlying ECL model that now fully recognises the 100% government guarantee against Barclays Bounce Back Loans exposure.
3"Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes" reported within Wholesale loans also include assets of £0.5bn de-recognised due to payment received on defaulted loans from government guarantees issued under government’s Bounce Back Loans Scheme.
4The £0.1bn disposals reported within Wholesale loans relates to debt sales undertaken during the year.
5In H122, gross write-offs amounted to £768m (H121: £1,001m) and post write-off recoveries amounted to £36m (H121: £31m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £732m (H121: £970m).
6Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £197.3bn (December 21: £155.2bn) and impairment allowance of £149m (December 21: £114m). This comprises £11m ECL (December 21: £6m) on £195.0bn stage 1 assets (December 21: £154.9bn), £2m (December 21: £1m) on £2.1bn stage 2 fair value through other comprehensive income assets, other assets and cash collateral and settlement balances (December 21: £157.0bn) and £136m (December 21: £107m) on £143m stage 3 other assets (December 21: £110m).
7Recoveries and reimbursements includes a net gain in relation to reimbursements from financial guarantee contracts held with third parties of £11m (H121 loss: £216m) and post write off recoveries of £36m (H121: £31m).
8Exchange and other adjustments includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
Home loans	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2022	10,833	—	532	—	3	—	11,368	—
Net transfers between stages	39	—	(39)	—	—	—	—	—
Business activity in the period	8,146	—	—	—	—	—	8,146	—
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(6,354)	—	(12)	—	—	—	(6,366)	—
Limit management and final repayments	(172)	—	(22)	—	—	—	(194)	—
As at 30 June 2022	12,492	—	459	—	3	—	12,954	—

Credit cards, unsecured loans and other retail lending
As at 1 January 2022	122,819	50	5,718	61	218	20	128,755	131
Net transfers between stages	(1,277)	23	935	(18)	342	(5)	—	—
Business activity in the period	26,892	1	212	—	—	—	27,104	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	9,385	3	(1,267)	20	(288)	2	7,830	25
Limit management and final repayments	(3,740)	(1)	(209)	(3)	(36)	—	(3,985)	(4)
As at 30 June 2022	154,079	76	5,389	60	236	17	159,704	153

Wholesale loans
As at 1 January 2022	178,490	167	28,565	241	1,077	3	208,132	411
Net transfers between stages	9,775	36	(9,709)	(37)	(66)	1	—	—
Business activity in the period	37,358	19	2,864	24	1	—	40,223	43
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	17,712	(9)	1,510	(22)	140	(5)	19,362	(36)
Limit management and final repayments	(36,362)	(14)	(4,649)	(33)	(245)	1	(41,256)	(46)
As at 30 June 2022	206,973	199	18,581	173	907	—	226,461	372

Drivers of loan impairment charge
Overview of management adjustments to models for impairment allowance[1]

	As at 30.06.22		As at 31.12.21
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	76	16.6	103	21.7
Credit cards, unsecured loans and other retail lending	785	19.6	1,362	32.7
Wholesale loans[2]	426	27.5	21	1.3
Total	1,287	21.4	1,486	23.6
Management adjustments to models for impairment allowance[1]

	Impairment allowance pre management adjustments[3]	Economic uncertainty adjustments	Other adjustments	Total Adjustments	Total impairment allowance[4]
		(a)	(b)	(a+b)
As at 30.06.22	£m	£m	£m	£m	£m
Home loans	382	43	33	76	458
Credit cards, unsecured loans and other retail lending	3,229	578	207	785	4,014
Wholesale loans	1,125	417	9	426	1,551
Total	4,736	1,038	249	1,287	6,023

As at 31.12.21
Home loans	372	72	31	103	475
Credit cards, unsecured loans and other retail lending	2,798	1,217	145	1,362	4,160
Wholesale loans	1,628	403	(382)	21	1,649
Total	4,798	1,692	(206)	1,486	6,284
1Positive values reflect an increase in impairment allowance and negative values reflect a reduction in the impairment allowance.
2Proportion of management adjustments to impairment allowances has increased in wholesale loans primarily driven by release of offsetting PMA to recognise BBLS government guarantees of £0.4bn; now captured through the model. Excluding this, proportion of management adjustments to impairment allowances remain materially stable compare to previous year.
3Includes £4.1bn (December 2021: £4.1bn) of modelled ECL, £0.4bn (December 2021: £0.5bn) of individually assessed impairments and £0.2bn (December 2021: £0.2bn) ECL from non-modelled exposures.
4Total impairment allowance consists of ECL stock on drawn and undrawn exposure.

Macroeconomic variables used in the calculation of ECL and the respective scenario probability weighting

	2022	2023	2024	2025	2026
As at 30.06.22%		%	%	%	%
UK GDP[1]	3.9	1.7	1.6	1.6	1.6
UK unemployment[2]	4.0	4.1	3.9	3.9	3.9
UK HPI[3]	4.3	1.0	2.2	2.5	2.8
UK bank rate	1.5	2.7	2.4	2.1	2.0
US GDP[1]	3.3	2.2	2.1	2.1	2.1
US unemployment[4]	3.6	3.5	3.5	3.5	3.5
US HPI[5]	4.1	3.4	3.4	3.4	3.4
US federal funds rate	1.5	3.2	2.9	2.7	2.5
	2021	2022	2023	2024	2025
As at 31.12.21%		%	%	%	%
UK GDP[1]	6.2	4.9	2.3	1.9	1.7
UK unemployment[2]	4.8	4.7	4.5	4.3	4.2
UK HPI[3]	4.7	1.0	1.9	1.9	2.3
UK bank rate	0.1	0.8	1.0	1.0	0.8
US GDP[1]	5.5	3.9	2.6	2.4	2.4
US unemployment[4]	5.5	4.2	3.6	3.6	3.6
US HPI[5]	11.8	4.5	5.2	4.9	5.0
US federal funds rate	0.2	0.3	0.9	1.2	1.3
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Downside 2 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30.06.22%		%	%	%	%
UK GDP[1]	3.1	(4.8)	(0.4)	4.3	3.6
UK unemployment[2]	5.2	8.4	8.6	6.8	5.9
UK HPI[3]	0.2	(26.2)	(3.6)	17.9	10.2
UK bank rate	1.8	4.7	4.3	2.6	2.3
US GDP[1]	2.4	(4.1)	(0.2)	3.4	2.7
US unemployment[4]	4.6	8.0	9.0	7.1	5.8
US HPI[5]	(0.2)	(11.7)	(0.2)	5.5	3.5
US federal funds rate	1.8	4.8	4.6	3.6	3.0
	2021	2022	2023	2024	2025
As at 31.12.21%		%	%	%	%
UK GDP[1]	6.2	0.2	(4.0)	2.8	4.3
UK unemployment[2]	4.8	7.2	9.0	7.6	6.3
UK HPI[3]	4.7	(14.3)	(21.8)	11.9	15.2
UK bank rate	0.1	2.2	3.9	3.1	2.2
US GDP[1]	5.5	(0.8)	(3.5)	2.5	3.2
US unemployment[4]	5.5	6.4	9.1	8.1	6.4
US HPI[5]	11.8	(6.6)	(9.0)	5.9	6.7
US federal funds rate	0.2	2.1	3.4	2.6	2.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Downside 1 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30.06.22%		%	%	%	%
UK GDP[1]	3.5	(1.6)	0.6	3.0	2.6
UK unemployment[2]	4.6	6.2	6.2	5.3	4.9
UK HPI[3]	2.3	(13.2)	(0.8)	10.0	6.5
UK bank rate	1.6	3.8	3.4	2.4	2.0
US GDP[1]	2.7	(1.0)	1.1	2.9	2.5
US unemployment[4]	4.1	5.7	6.2	5.3	4.6
US HPI[5]	1.9	(4.4)	1.6	4.4	3.4
US federal funds rate	1.7	3.9	3.8	3.2	2.8
	2021	2022	2023	2024	2025
As at 31.12.21%		%	%	%	%
UK GDP[1]	6.2	2.8	(0.7)	2.3	2.9
UK unemployment[2]	4.8	6.2	6.8	6.0	5.3
UK HPI[3]	4.7	(6.8)	(10.5)	6.9	8.6
UK bank rate	0.1	1.6	2.7	2.3	1.6
US GDP[1]	5.5	1.6	(0.4)	2.4	2.7
US unemployment[4]	5.5	5.4	6.6	6.1	5.2
US HPI[5]	11.8	(1.2)	(2.1)	4.8	5.2
US federal funds rate	0.2	1.3	2.3	2.1	1.8
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Upside 2 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30.06.22%		%	%	%	%
UK GDP[1]	5.0	5.2	3.1	2.4	2.0
UK unemployment[2]	3.8	3.7	3.6	3.6	3.6
UK HPI[3]	6.5	11.2	6.2	4.7	3.7
UK bank rate	1.2	1.5	1.4	1.3	1.3
US GDP[1]	4.0	4.9	3.6	3.4	3.4
US unemployment[4]	3.4	3.0	3.1	3.1	3.1
US HPI[5]	5.4	5.5	4.6	4.5	4.5
US federal funds rate	1.1	2.2	1.9	1.7	1.5
	2021	2022	2023	2024	2025
As at 31.12.21%		%	%	%	%
UK GDP[1]	6.2	7.2	4.0	2.7	2.1
UK unemployment[2]	4.8	4.5	4.1	4.0	4.0
UK HPI[3]	4.7	8.5	9.0	5.2	4.2
UK bank rate	0.1	0.2	0.5	0.5	0.3
US GDP[1]	5.5	5.3	4.1	3.5	3.4
US unemployment[4]	5.5	3.9	3.4	3.3	3.3
US HPI[5]	11.8	10.6	8.5	7.2	6.6
US federal funds rate	0.2	0.3	0.4	0.7	1.0
1Average Real GDP seasonally adjusted change in year.
2Average UK unemployment rate 16-year+.
3Change in year end UK HPI = Halifax All Houses, All Buyers index, relative to prior year end.
4Average US civilian unemployment rate 16-year+.
5Change in year end US HPI = FHFA House Price Index, relative to prior year end.

Upside 1 average economic variables used in the calculation of ECL
	2022	2023	2024	2025	2026
As at 30.06.22%		%	%	%	%
UK GDP[1]	4.5	3.5	2.4	2.0	1.8
UK unemployment[2]	3.9	3.8	3.8	3.8	3.8
UK HPI[3]	5.4	6.3	4.1	3.6	3.2
UK bank rate	1.3	2.0	1.6	1.5	1.5
US GDP[1]	3.7	3.7	3.0	2.9	2.9
US unemployment[4]	3.5	3.2	3.3	3.3	3.3
US HPI[5]	4.7	4.4	4.0	3.9	3.9
US federal funds rate	1.3	2.4	2.2	1.9	1.8
	2021	2022	2023	2024	2025
As at 31.12.21%		%	%	%	%
UK GDP[1]	6.2	6.0	3.1	2.3	1.9
UK unemployment[2]	4.8	4.6	4.3	4.2	4.1
UK HPI[3]	4.7	5.0	5.0	3.9	3.3
UK bank rate	0.1	0.6	0.8	0.8	0.5
US GDP[1]	5.5	4.6	3.4	2.9	2.9
US unemployment[4]	5.5	4.0	3.5	3.5	3.5
US HPI[5]	11.8	8.3	7.0	6.0	5.7
US federal funds rate	0.2	0.3	0.6	1.0	1.1
Specific bases show the most extreme position of each variable in the context of the scenario, for example, the highest unemployment for downside scenarios, average unemployment for baseline scenarios and lowest unemployment for upside scenarios. GDP and HPI downside and upside scenario data represents the lowest and highest points relative to the start point in the 20 quarter period.

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.22%		%	%	%	%
UK GDP[2]	16.8	12.8	2.1	(1.1)	(5.9)
UK unemployment[3]	3.6	3.8	4.0	6.6	9.2
UK HPI[4]	36.7	24.8	2.6	(13.6)	(30.8)
UK bank rate	0.8	0.8	2.1	4.0	5.0
US GDP[2]	20.2	16.1	2.4	(0.5)	(5.0)
US unemployment[3]	3.0	3.2	3.5	6.5	9.5
US HPI[4]	27.0	22.9	3.5	(2.6)	(13.4)
US federal funds rate	0.3	0.3	2.6	4.1	5.0

As at 31.12.21
UK GDP[2]	21.4	18.3	3.4	(1.6)	(1.6)
UK unemployment[3]	4.0	4.1	4.5	7.0	9.2
UK HPI[4]	35.7	23.8	2.4	(12.7)	(29.9)
UK bank rate	0.1	0.1	0.7	2.8	4.0
US GDP[2]	22.8	19.6	3.4	1.5	(1.3)
US unemployment[3]	3.3	3.5	4.1	6.8	9.5
US HPI[4]	53.3	45.2	6.2	2.2	(5.0)
US federal funds rate	0.1	0.1	0.8	2.3	3.5

1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index. 20 quarter period starts from Q122 (2021: Q121).
2Maximum growth relative to Q421 (2021: Q420), based on 20 quarter period in Upside scenarios; 5-year yearly average Compound Annual Growth Rate (CAGR) in Baseline; minimum growth relative to Q421 (2021: Q420), based on 20 quarter period in Downside scenarios.
3Lowest quarter in 20 quarter period in Upside scenarios; 5-year average in Baseline; highest quarter 20 quarter period in Downside scenarios.
4Maximum growth relative to Q421 (2021: Q420), based on 20 quarter period in Upside scenarios; 5-year quarter end CAGR in Baseline; minimum growth relative to Q421 (2021: Q420), based on 20 quarter period in Downside scenarios.
Average basis represents the average quarterly value of variables in the 20 quarter period with GDP and HPI based on yearly average and quarterly CAGRs respectively.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.22%		%	%	%	%
UK GDP[2]	3.5	2.8	2.1	1.6	1.1
UK unemployment[3]	3.7	3.8	4.0	5.5	7.0
UK HPI[4]	6.4	4.5	2.6	0.6	(1.5)
UK bank rate	1.3	1.6	2.1	2.7	3.1
US GDP[2]	3.9	3.2	2.4	1.6	0.8
US unemployment[3]	3.1	3.3	3.5	5.2	6.9
US HPI[4]	4.9	4.2	3.5	1.4	(0.8)
US federal funds rate	1.7	1.9	2.6	3.1	3.6

As at 31.12.21
UK GDP[2]	4.4	3.9	3.4	2.7	1.8
UK unemployment[3]	4.3	4.4	4.5	5.8	7.0
UK HPI[4]	6.3	4.4	2.4	0.3	(2.0)
UK bank rate	0.3	0.5	0.7	1.7	2.3
US GDP[2]	4.4	3.9	3.4	2.4	1.3
US unemployment[3]	3.9	4.0	4.1	5.7	7.1
US HPI[4]	8.9	7.7	6.2	3.6	1.4
US federal funds rate	0.5	0.6	0.8	1.5	2.1

1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA House Price Index.
25-year yearly average CAGR, starting 2021 (2021: 2020).
35-year average. Period based on 20 quarters from Q122 (2021: Q121).
45-year quarter end CAGR, starting Q421 (2021: Q420).

ECL under 100% weighted scenarios for key principal portfolios

	Scenarios
As at 30 June 2022	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	142,668	144,569	143,881	142,882	141,536	139,553
Credit cards, unsecured loans and other retail lending	46,225	46,906	46,692	46,446	45,324	44,057
Wholesale loans	183,356	189,252	187,709	183,570	178,233	167,303
Stage 1 Model ECL (£m)
Home loans	3	2	2	2	4	10
Credit cards, unsecured loans and other retail lending	341	329	333	338	353	372
Wholesale loans	250	210	224	237	296	329
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.7	0.7	0.7	0.7	0.8	0.8
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	18,684	16,783	17,471	18,470	19,815	21,799
Credit cards, unsecured loans and other retail lending	8,699	7,741	8,048	8,448	9,932	11,658
Wholesale loans	23,702	17,806	19,349	23,489	28,825	39,755
Stage 2 Model ECL (£m)
Home loans	13	8	9	11	20	40
Credit cards, unsecured loans and other retail lending	1,531	1,306	1,378	1,468	1,840	2,318
Wholesale loans	463	348	382	438	604	1,091
Stage 2 Coverage (%)
Home loans	0.1	—	0.1	0.1	0.1	0.2
Credit cards, unsecured loans and other retail lending	17.6	16.9	17.1	17.4	18.5	19.9
Wholesale loans	2.0	2.0	2.0	1.9	2.1	2.7
Stage 3 Model Exposure (£m)
Home loans	1,631	1,631	1,631	1,631	1,631	1,631
Credit cards, unsecured loans and other retail lending	1,797	1,797	1,797	1,797	1,797	1,797
Wholesale loans[1]	2,431	2,431	2,431	2,431	2,431	2,431
Stage 3 Model ECL (£m)
Home loans	313	301	305	309	328	357
Credit cards, unsecured loans and other retail lending	1,207	1,183	1,191	1,222	1,218	1,212
Wholesale loans[1]	61	56	58	60	66	73
Stage 3 Coverage (%)
Home loans	19.2	18.5	18.7	18.9	20.1	21.9
Credit cards, unsecured loans and other retail lending	67.2	65.8	66.3	68.0	67.8	67.4
Wholesale loans[1]	2.5	2.3	2.4	2.5	2.7	3.0
Total Model ECL (£m)
Home loans	329	311	316	322	352	407
Credit cards, unsecured loans and other retail lending	3,079	2,818	2,902	3,028	3,411	3,902
Wholesale loans[1]	774	614	664	735	966	1,493
Total Model ECL	4,182	3,743	3,882	4,085	4,729	5,802
1Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £376m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL	£m
Total model ECL	4,182
ECL from individually assessed impairments	376
ECL from non-modelled and other management adjustments[1]	1,465
Total ECL	6,023

1Includes £1.3bn post-model adjustments of which £0.1bn is included as part of total model ECL and £0.2bn ECL from non-modelled exposures.
The dispersion of results around the Baseline is an indication of uncertainty around the future projections. The disclosure highlights the results of the alternative scenarios enabling the reader to understand the extent of the impact on exposure and ECL from the upside/downside scenarios. Consequently, the use of five scenarios with associated weightings results in a total weighted ECL uplift from the Baseline ECL of 2.4%, largely driven by credit card losses which have more linear loss profiles than UK home loans and wholesale loan positions.
Home loans: Total weighted ECL of £329m represents a 2.2% increase over the Baseline ECL (£322m), and coverage ratios remain steady across the Upside scenarios, Baseline and Downside 1 scenario. However, total ECL increases in the Downside 2 scenario to £407m, driven by a significant fall in UK HPI (30.8%) reflecting the non-linearity of the UK portfolio.
Credit cards, unsecured loans and other retail lending: Total weighted ECL of £3,079m represents a 1.7% increase over the Baseline ECL (£3,028m) reflecting the range of economic scenarios used, mainly impacted by unemployment and other key retail variables. Total ECL increases to £3,902m under Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 19.9% from a weighted scenario approach of 17.6% and circa £3.0bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1 to Stage 2.
Wholesale loans: Total weighted ECL of £774m represents an 5.3% increase over the Baseline ECL (£735m) reflecting the range of economic scenarios used, with exposures in the Corporate and Investment Bank particularly sensitive to the Downside 2 scenario.

	Scenarios
As at 31 December 2021	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	137,279	139,117	138,424	137,563	135,544	133,042
Credit cards, unsecured loans and other retail lending	45,503	46,170	45,963	45,751	43,131	38,820
Wholesale loans	174,249	177,453	176,774	175,451	169,814	161,998
Stage 1 Model ECL (£m)
Home loans	4	2	2	3	6	14
Credit cards, unsecured loans and other retail lending	324	266	272	279	350	418
Wholesale loans	290	240	262	286	327	350
Stage 1 Coverage (%)
Home loans	—	—	—	—	—	—
Credit cards, unsecured loans and other retail lending	0.7	0.6	0.6	0.6	0.8	1.1
Wholesale loans	0.2	0.1	0.1	0.2	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	22,915	21,076	21,769	22,631	24,649	27,151
Credit cards, unsecured loans and other retail lending	7,200	6,260	6,521	6,795	9,708	14,290
Wholesale loans	32,256	29,052	29,732	31,054	36,692	44,507
Stage 2 Model ECL (£m)
Home loans	15	10	11	12	22	47
Credit cards, unsecured loans and other retail lending	1,114	925	988	1,058	1,497	3,295
Wholesale loans	572	431	467	528	851	1,510
Stage 2 Coverage (%)
Home loans	0.1	—	0.1	0.1	0.1	0.2
Credit cards, unsecured loans and other retail lending	15.5	14.8	15.2	15.6	15.4	23.1
Wholesale loans	1.8	1.5	1.6	1.7	2.3	3.4
Stage 3 Model Exposure (£m)
Home loans	1,724	1,724	1,724	1,724	1,724	1,724
Credit cards, unsecured loans and other retail lending	1,922	1,922	1,922	1,922	1,922	1,922
Wholesale loans[1]	1,811	1,811	1,811	1,811	1,811	1,811
Stage 3 Model ECL (£m)
Home loans	303	292	295	299	320	346
Credit cards, unsecured loans and other retail lending	1,255	1,236	1,245	1,255	1,277	1,297
Wholesale loans[1]	323	321	322	323	326	332
Stage 3 Coverage (%)
Home loans	17.6	16.9	17.1	17.3	18.6	20.1
Credit cards, unsecured loans and other retail lending	65.3	64.3	64.8	65.3	66.4	67.5
Wholesale loans[1]	17.8	17.7	17.8	17.8	18.0	18.3
Total Model ECL (£m)
Home loans	322	304	308	314	348	407
Credit cards, unsecured loans and other retail lending	2,693	2,427	2,505	2,592	3,124	5,010
Wholesale loans[1]	1,185	992	1,051	1,137	1,504	2,192
Total Model ECL	4,200	3,723	3,864	4,043	4,976	7,609
1Material wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £524m is reported as individually assessed impairments in the table below.

Reconciliation to total ECL[1]	£m
Total model ECL	4,200
ECL from individually assessed impairments	524
ECL from non-modelled and other management adjustments	1,560
Total ECL	6,284
1Includes £1.5bn of post-model adjustments and £0.2bn ECL from non-modelled exposures.

Management Value at Risk
Management VaR (95%) by asset class

	Half year ended 30.06.22			Half year ended 31.12.21			Half year ended 30.06.21
	Average	High	Low	Average	High	Low	Average	High	Low
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Credit risk	16	24	8	10	13	7	18	30	9
Interest rate risk	10	19	4	5	9	4	8	15	4
Equity risk	10	29	4	8	29	4	10	15	6
Basis risk	9	24	4	4	7	3	7	10	4
Spread risk	5	10	3	4	6	3	4	6	3
Foreign exchange risk	10	25	2	4	16	1	3	6	2
Commodity risk	—	1	—	—	1	—	—	1	—
Inflation risk	6	17	3	3	5	2	2	3	2
Diversification effect[1]	(39)	n/a	n/a	(23)	n/a	n/a	(30)	n/a	n/a
Total management VaR	27	43	13	15	34	6	22	36	13
1Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Disclosure of financial risk management

			Restated[1]
Capital ratios[2,3,4]	As at 30.06.22	As at 31.03.22	As at 31.12.21
CET1	13.6%	13.8%	15.1%
T1	17.1%	17.1%	19.1%
Total regulatory capital	19.9%	20.1%	22.2%

Capital resources	£m	£m	£m
Total equity excluding non-controlling interests per the balance sheet	69,627	68,465	69,052
Less: other equity instruments (recognised as AT1 capital)	(12,357)	(11,119)	(12,259)
Adjustment to retained earnings for foreseeable ordinary share dividends	(595)	(968)	(666)
Adjustment to retained earnings for foreseeable repurchase of shares	(568)	(1,000)	—
Adjustment to retained earnings for foreseeable other equity coupons	(32)	(39)	(32)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1,810)	(1,864)	(1,585)
Goodwill and intangible assets	(8,232)	(8,035)	(6,804)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,010)	(938)	(1,028)
Fair value reserves related to gains or losses on cash flow hedges	4,673	3,343	852
Gains or losses on liabilities at fair value resulting from own credit	(62)	4	892
Defined benefit pension fund assets	(3,785)	(3,225)	(2,619)
Direct and indirect holdings by an institution of own CET1 instruments	(20)	(20)	(50)
Adjustment under IFRS 9 transitional arrangements	642	601	1,229
Other regulatory adjustments	220	64	345
CET1 capital	46,691	45,269	47,327

AT1 capital
Capital instruments and related share premium accounts	12,357	11,119	12,259
Qualifying AT1 capital (including minority interests) issued by subsidiaries	—	—	637
Other regulatory adjustments and deductions	(60)	(60)	(80)
AT1 capital	12,297	11,059	12,816

T1 capital	58,988	56,328	60,143

T2 capital
Capital instruments and related share premium accounts	8,442	8,334	8,713
Qualifying T2 capital (including minority interests) issued by subsidiaries	1,277	1,540	1,113
Credit risk adjustments (excess of impairment over expected losses)	73	98	73
Other regulatory adjustments and deductions	(160)	(160)	(160)
Total regulatory capital	68,620	66,140	69,882

Total RWAs	344,516	328,830	314,136
1Capital metrics as at 31 December 2021 have been restated to reflect the impact of the Over-issuance of Securities. See Basis of preparation on page 59 for more information. The transitional CET1 ratio remains unchanged at 15.1%.
2CET1, T1 and T2 capital, and RWAs are calculated applying the transitional arrangements of the CRR as amended by CRR II. This includes IFRS 9 transitional arrangements and the grandfathering of CRR II non-compliant capital instruments. December 2021 comparatives include the grandfathering of CRR non-compliant capital instruments.
3The fully loaded CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays PLC AT1 securities, was 13.4%, with £46.0bn of CET1 capital and £344.3bn of RWAs calculated without applying the transitional arrangements of the CRR as amended by CRR II.
4The Group’s CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays Bank PLC 7.625% Contingent Capital Notes, was 13.6%. For this calculation CET1 capital and RWAs are calculated applying the transitional arrangements under the CRR as amended by CRR II, including the IFRS 9 transitional arrangements. The benefit of the Financial Services Authority (FSA) October 2012 interpretation of the transitional provisions, relating to the implementation of CRD IV, expired in December 2017.